Supplement to the
Fidelity® Series Equity-Income Fund
April 1, 2017
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Acquired fund fees and expenses	0.05%
Total annual operating expenses(b)	0.05%

(a)  Adjusted to reflect current fees.

(b)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$5
3 years	$16
5 years	$28
10 years	$64

The following information replaces existing information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

James Morrow (lead portfolio manager) has managed the fund since December 2012.

Sean Gavin (co-manager) has managed the fund since April 2017.

It is expected that Mr. Morrow will retire effective as of December 31, 2017. At that time, Mr. Gavin will assume sole responsibility for managing the fund.

The following information replaces the existing biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

James Morrow is lead portfolio manager of the fund, which he has managed since December 2012. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Morrow has worked as a research analyst and portfolio manager.

Sean Gavin is co-manager of the fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Gavin has worked as a research analyst and portfolio manager.

It is expected that Mr. Morrow will retire effective as of December 31, 2017. At that time, Mr. Gavin will assume sole responsibility for managing the fund.

The following information replaces similar information found in the “Fund Services” section under the “Advisory Fee(s)” heading.

Effective June 1, 2017, the fund does not pay a management fee to the Adviser.

The Adviser receives no fee from the fund for handling the business affairs of the fund and pays the expenses of the fund with limited exceptions.

The following information supplements similar information found in the “Fund Services” section under the “Advisory Fee(s)” heading.

The Adviser has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.01%. This arrangement will remain in effect through March 31, 2021. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

EDT-17-02 1.966360.102	June 1, 2017

Supplement to the
Fidelity® Series All-Sector Equity Fund
April 1, 2017
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses	0.00%

(a)  Adjusted to reflect current fees.

1 year	$0
3 years	$0
5 years	$0
10 years	$0

The following information replaces similar information found in the “Fund Services” section under the “Advisory Fee(s)” heading.

Effective June 1, 2017, the fund does not pay a management fee to the Adviser.

The Adviser receives no fee from the fund for handling the business affairs of the fund and pays the expenses of the fund with limited exceptions.

The following information supplements similar information found in the “Fund Services” section under the “Advisory Fee(s)” heading.

The Adviser has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.01%. This arrangement will remain in effect through March 31, 2021. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

DLF-17-01 1.882075.113	June 1, 2017

Supplement to the
Fidelity® Series Stock Selector Large Cap Value Fund
April 1, 2017
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses	0.00%

(a)  Adjusted to reflect current fees.

1 year	$0
3 years	$0
5 years	$0
10 years	$0

The following information replaces similar information found in the “Fund Services” section under the “Advisory Fee(s)” heading.

Effective June 1, 2017, The fund does not pay a management fee to the Adviser.

The Adviser receives no fee from the fund for handling the business affairs of the fund and pays the expenses of the fund with limited exceptions.

The following information supplements similar information found in the “Fund Services” section under the “Advisory Fee(s)” heading.

The Adviser has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.01%. This arrangement will remain in effect through March 31, 2021. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

LDT-17-02 1.962372.104	June 1, 2017

Supplement to the
Fidelity® Series All-Sector Equity Fund
Class F
April 1, 2017
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Fee Table" heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses	0.00%

(a)  Adjusted to reflect current fees.

1 year	$0
3 years	$0
5 years	$0
10 years	$0

The following information replaces similar information found in the "Fund Services" section under the "Advisory Fee(s)" heading.

Effective June 1, 2017, the fund does not pay a management fee to the Adviser. The Adviser receives no fee from the fund for handling the business affairs of the fund and pays the expenses of the fund with limited exceptions.

The following information supplements similar information found in the "Fund Services" section under the "Advisory Fee(s)" heading.

The Adviser has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.01%. This arrangement will remain in effect through March 31, 2021. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

ASE-F-17-01 1.907679.107	June 1, 2017

Supplement to the
Fidelity Advisor® Series Stock Selector Large Cap Value Fund
April 1, 2017
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses	0.00%

(a)  Adjusted to reflect current fees.

1 year	$0
3 years	$0
5 years	$0
10 years	$0

The following information replaces similar information found in the “Fund Services” section under the “Advisory Fee(s)” heading.

Effective June 1, 2017, the fund does not pay a management fee to the Adviser.

The Adviser receives no fee from the fund for handling the business affairs of the fund and pays the expenses of the fund with limited exceptions.

The following information supplements similar information found in the “Fund Services” section under the “Advisory Fee(s)” heading.

The Adviser has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.01%. This arrangement will remain in effect through March 31, 2021. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

ALDTI-17-02 1.962374.104	June 1, 2017

Supplement to the
Fidelity Advisor® Series Equity-Income Fund
April 1, 2017
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Acquired fund fees and expenses	0.05%
Total annual operating expenses(b)	0.05%

(a)  Adjusted to reflect current fees.

(b)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$5
3 years	$16
5 years	$28
10 years	$64

The following information replaces existing information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

James Morrow (lead portfolio manager) has managed the fund since December 2012.

Sean Gavin (co-manager) has managed the fund since April 2017.

It is expected that Mr. Morrow will retire effective as of December 31, 2017. At that time, Mr. Gavin will assume sole responsibility for managing the fund.

The following information replaces the existing biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

James Morrow is lead portfolio manager of the fund, which he has managed since December 2012. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Morrow has worked as a research analyst and portfolio manager.

Sean Gavin is co-manager of the fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Gavin has worked as a research analyst and portfolio manager.

It is expected that Mr. Morrow will retire effective as of December 31, 2017. At that time, Mr. Gavin will assume sole responsibility for managing the fund.

The following information replaces similar information found in the “Fund Services” section under the “Advisory Fee(s)” heading.

Effective June 1, 2017, the fund does not pay a management fee to the Adviser.

The Adviser receives no fee from the fund for handling the business affairs of the fund and pays the expenses of the fund with limited exceptions.

The following information supplements similar information found in the “Fund Services” section under the “Advisory Fee(s)” heading.

The Adviser has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.01%. This arrangement will remain in effect through March 31, 2021. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

AEDTI-17-02 1.966362.102	June 1, 2017

Supplement to the
Fidelity® Series Stock Selector Large Cap Value Fund
Class F
April 1, 2017
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Total annual operating expenses	0.00%

(a)  Adjusted to reflect current fees.

1 year	$0
3 years	$0
5 years	$0
10 years	$0

The following information replaces similar information found in the “Fund Services” section under the “Advisory Fee(s)” heading.

Effective June 1, 2017, The fund does not pay a management fee to the Adviser.

The Adviser receives no fee from the fund for handling the business affairs of the fund and pays the expenses of the fund with limited exceptions.

The following information supplements similar information found in the “Fund Services” section under the “Advisory Fee(s)” heading.

The Adviser has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.01%. This arrangement will remain in effect through March 31, 2021. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

LDT-F-17-02 1.962373.104	June 1, 2017

Supplement to the
Fidelity® Series Equity-Income Fund
Class F
April 1, 2017
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Fee Table” heading.

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses(a)	0.00%
Acquired fund fees and expenses	0.05%
Total annual operating expenses(b)	0.05%

(a)  Adjusted to reflect current fees.

(b)  Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$5
3 years	$16
5 years	$28
10 years	$64

The following information replaces existing information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

James Morrow (lead portfolio manager) has managed the fund since December 2012.

Sean Gavin (co-manager) has managed the fund since April 2017.

It is expected that Mr. Morrow will retire effective as of December 31, 2017. At that time, Mr. Gavin will assume sole responsibility for managing the fund.

The following information replaces the existing biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

James Morrow is lead portfolio manager of the fund, which he has managed since December 2012. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Morrow has worked as a research analyst and portfolio manager.

Sean Gavin is co-manager of the fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Gavin has worked as a research analyst and portfolio manager.

It is expected that Mr. Morrow will retire effective as of December 31, 2017. At that time, Mr. Gavin will assume sole responsibility for managing the fund.

The following information replaces similar information found in the “Fund Services” section under the “Advisory Fee(s)” heading.

Effective June 1, 2017, the fund does not pay a management fee to the Adviser.

The Adviser receives no fee from the fund for handling the business affairs of the fund and pays the expenses of the fund with limited exceptions.

The following information supplements similar information found in the “Fund Services” section under the “Advisory Fee(s)” heading.

The Adviser has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.01%. This arrangement will remain in effect through March 31, 2021. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

EDT-F-17-02 1.966361.102	June 1, 2017